                       William  Blair Mutual Funds, Inc.
                                    24 f (2)
                               December 31, 1998
                               -----------------

                                                                   Year from
                                                              1/1/98 to 12/31/98
                                                              ------------------
          REGISTRATION NO. 33-17463

          Pursuant to paragraph ( c ) of Rule 24f-2, the filing fees accompanying this notice were calculated in ten following manner:

(a)       The actual sales price of Fund shares
          sold and reinvested during the fiscal year.             $4,258,308,489

(b)       Reduced by:
          ( 1 ) The actual sales price of Fund sold in
          private placement to the Adviser pursuant to
          an investment letterto.                                              0

          ( 2 ) The difference between:
          ( i )  the actual aggregate redemption price of
          Fund shares redeemed during the fiscal year,
          (if filed before March 1); and                           3,883,715,287

          ( ii ) the actual agregate redemption price of such redeemed shares previoulsy applied pursuant to Rule 24e-2(a) under Section 24 (e) (1) of the
          Securities Act of 1933.

          Step (b) results                                        $  374,593,202
                                                                  ==============
(c)       Registration fee pursuant to Section 6(b) of
          the Securities Act of 1933 (either one -
          twenty-seven. Eight% or the minimum fee of $100).

                        William Blair Mutual Funds, Inc.
                                    24 f (2)
                               December 31, 1998
                               -----------------

                                                                 Year Ended December 31, 1998
                                                                 ----------------------------
                      Sales                                   Shares                     Amount
                      -----                                   ------                     ------
Growth Fund                                                  10,367,161              $  173,605,747

Ready Reserves Fund                                       3,808,318,090              $3,808,318,090

Income Fund                                                   5,068,634              $   53,183,171

International Growth Fund                                     5,983,274              $   84,365,007

Value Discovery Fund                                          1,726,629              $   23,034,712

Emerging Markets Growth Fund                                    605,605              $    5,662,332
                                                          -------------              --------------
                                                          3,832,069,393              $4,148,169,059

                      Reinvestments
                      -------------
Growth Fund                                                   2,973,936              $   51,776,169

Ready Reserves Fund                                          50,013,296              $   50,013,296

Income Fund                                                     748,506              $    7,837,155

International Growth Fund                                        15,730              $      226,668

Value Discovery Fund                                             22,782              $      286,142

Emerging Markets Growth Fund                                          0              $            0
                                                          -------------              --------------
                                                             53,774,250              $  110,139,430

                      Total sales and reinvestments
                      -----------------------------
Growth Fund                                                  13,341,097              $  225,381,916

Ready Reserves Fund                                       3,858,331,386              $3,858,331,386

Income Fund                                                   5,817,140              $   61,020,326

International Growth Fund                                     5,999,004              $   84,591,675

Value Discovery Fund                                          1,749,411              $   23,320,854

Emerging Markets Growth Fund                                    605,605              $    5,662,332
                                                          -------------              --------------
                                                          3,885,843,643              $4,258,308,489
                                                          =============              ==============

                        William Blair Mutual Funds, Inc.
                                    24 f (2)
                               December 31, 1998
                               -----------------

                                                                 Year Ended December 31, 1998
                                                                 ----------------------------
                      Redemptions                             Shares                     Amount
                      -----------                             ------                     ------
Growth Fund                                                  10,559,763              $  177,421,587

Ready Reserves Fund                                       3,573,848,926              $3,573,848,926

Income Fund                                                   3,271,815              $   34,388,971

International Growth Fund                                     6,240,079              $   88,864,567

Value Discovery Fund                                            642,707              $    8,305,008

Emerging Markets Growth Fund                                    113,551              $      886,228
                                                                -------                     -------
                                                          3,594,676,841              $3,883,715,287

                      Net sales and (redemptions)
                      ---------------------------

Growth Fund                                                   2,781,334              $   47,960,329

Ready Reserves Fund                                         284,482,460              $  284,482,460

Income Fund                                                   2,545,325              $   26,631,355

International Growth Fund                                      (241,075)                ($4,272,892)

Value Discovery Fund                                          1,106,704              $   15,015,846

Emerging Markets Growth Fund                                    492,054              $    4,776,104
                                                                -------                   ---------
                                                            291,166,802              $  374,593,202
                                                            ===========                 ===========

                        William Blair Mutual Funds, Inc.
                                    24 f (2)
                               December 31, 1998
                               -----------------

                                                                  SEC Fee
                                                                  @.0278%
                                                               -----------
Growth Fund                                                     $13,182.47

Ready Reserves Fund                                             $78,194.43

Income Fund                                                     $ 7,319.95

International Growth Fund

Value Discovery Fund                                            $ 4,127.29

Emerging Markets Growth Fund                                    $ 1,312.77
                                                               -----------
                                                               $104,136.91
                                                               -----------